OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT ASSETS
Schedule of financial assets included in other current assets at amortized cost

As at December 31, 2018	Gross carrying amount	Expected credit losses
Stage 1 – 12 months expected credit loss	1,098,455	—
Stage 2 – life time expected credit loss	3,744,612	88,974
Stage 3 – life time expected credit loss with credit-impaired	1,796,526	1,675,094
	6,639,593	1,764,068

Schedule of ageing analysis of financial assets not impaired financial assets included in other current assets

December 31,
2017
Past due for 1 year	1,214,515
Past due for 1 to 2 years	364,953
Past due for over 2 years	1,073,261
2,652,729

Not past due	3,695,813

6,348,542

Other current assets
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31,	December 31,
	2017	2018
Financial assets
— Deposits paid to suppliers	756,748	317,946
— Dividends receivable	267,331	47,167
— Receivables from other revenue	575,650	693,039
— Entrusted loans and loans receivable from third parties	1,615,429	1,645,205
— Entrusted loans and loans receivable from related parties	2,459,883	1,297,892
— Receivables from disposal of Guizhou Branch's aluminum properties	1,320,488	1,881,513
— Interest receivables	144,473	40,936
— Recoverable reimbursement for freight charges	13,944	185,866
— Other financial assets	1,006,723	530,029
	8,160,669	6,639,593

Less: provision for impairment	(1,673,122)	(1,764,068)
	6,487,547	4,875,525

Receivable of governments grants	—	58,455
Receivable of value-added tax refund	1,063	—
Advances to employees	46,890	23,744
Deductible input value added tax receivables	2,411,495	2,187,202
Prepaid income tax	64,557	162,103
Prepayments to related parties for purchases	62,724	586,312
Prepayments to suppliers for purchases and others	890,958	963,870
Others	113,146	169,881
	3,590,833	4,151,567

Less: provision for impairment	(4,155)	(4,139)
	3,586,678	4,147,428

Total other current assets	10,074,225	9,022,953

Schedule of ageing analysis of financial assets included in other current assets

	December 31,	December 31,
	2017	2018
Within 1 year	2,582,172	1,114,811
Between 1 and 2 years	1,016,290	1,653,822
Between 2 and 3 years	1,689,050	449,003
Over 3 years	2,873,157	3,421,957
	8,160,669	6,639,593
Less: provision for impairment	(1,673,122)	(1,764,068)

	6,487,547	4,875,525

Schedule of movements in the provision for impairment of other current assets

	2017	2018
As at January 1	1,672,316	1,677,277
Effect of adoption of IFRS 9	—	38,502
At beginning of year	1,672,316	1,715,779

Impairment loss	29,483	65,494
Write off	(10,926)	(6,117)
Reversal	(9,531)	(1,731)
Others	(4,065)	(5,218)

As at December 31	1,677,277	1,768,207